Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) contract	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€) contract € / $ $ / $ $ / $	Dec. 31, 2022 SGD ($) contract € / $ $ / $ $ / $
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ 92,409	$ 59,407	$ (64,044)
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts
Number of contract expired	94
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ 3,731	$ (1,256)	$ (21)
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts
Notional amount | €				€ 49,233
Forward foreign exchange contracts held for trading | SGD
Forward foreign exchange contracts
Notional amount | $					$ 39,500
GasLog with counterparty HSBC, Settlement in January - March 2023 | EUR
Forward foreign exchange contracts
Trade date	February 2022
Number of Contracts				3	3
Settlement Date	January - March 2023
Notional amount | €				€ 1,500
GasLog with counterparty HSBC, Settlement in January - March 2023 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				1.1373	1.1373
GasLog with counterparty HSBC, Settlement in January - March 2023 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				1.1403	1.1403
GasLog with Counterparty DNB, Settlement in January - June 2023 | EUR
Forward foreign exchange contracts
Trade date	April 2022
Number of Contracts				6	6
Settlement Date	January - June 2023
Fixed Exchange Rate | € / $				1.1000	1.1000
Notional amount | €				€ 6,000
GasLog with counterparty OCBC, settlement in January - March 2023 | EUR
Forward foreign exchange contracts
Trade date	April 2022
Number of Contracts				3	3
Settlement Date	January - March 2023
Notional amount | €				€ 3,000
GasLog with counterparty OCBC, settlement in January - March 2023 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				1.1051	1.1051
GasLog with counterparty OCBC, settlement in January - March 2023 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				1.1098	1.1098
GasLog with counterparty DNB, settlement in July - December 2023 | EUR
Forward foreign exchange contracts
Trade date	June 2022
Number of Contracts				6	6
Settlement Date	July - December 2023
Fixed Exchange Rate | € / $				1.1300	1.1300
Notional amount | €				€ 6,000
GasLog with counterparty Societe Generale/Paris, settlement in January - December 2023 | EUR
Forward foreign exchange contracts
Trade date	July 2022
Number of Contracts				12	12
Settlement Date	January - December 2023
Fixed Exchange Rate | € / $				1.0466	1.0466
Notional amount | €				€ 5,733
GasLog with counterparty ABN, settlement in November - December 2023 | EUR
Forward foreign exchange contracts
Trade date	October 2022
Number of Contracts				2	2
Settlement Date	November - December 2023
Notional amount | €				€ 1,000
GasLog with counterparty ABN, settlement in November - December 2023 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				1.0122	1.0122
GasLog with counterparty ABN, settlement in November - December 2023 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				1.0143	1.0143
GasLog with counterparty DNB, settlement in January - June 2023 | EUR
Forward foreign exchange contracts
Trade date	October 2022
Number of Contracts				6	6
Settlement Date	January - June 2023
Fixed Exchange Rate | € / $				0.9991	0.9991
Notional amount | €				€ 3,000
Gaslog With Counterparty HSBC Settlement In January - October 2023 | EUR
Forward foreign exchange contracts
Trade date	October 2022
Number of Contracts				10	10
Settlement Date	January - October 2023
Fixed Exchange Rate | € / $				1.0058	1.0058
Notional amount | €				€ 5,000
GasLog with counterparty ING Bank N.V., Settlement in January - June 2023 | EUR
Forward foreign exchange contracts
Trade date	October 2022
Number of Contracts				7	7
Settlement Date	January - June 2023
Notional amount | €				€ 4,500
GasLog with counterparty ING Bank N.V., Settlement in January - June 2023 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				0.9894	0.9894
GasLog with counterparty ING Bank N.V., Settlement in January - June 2023 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				0.9994	0.9994
Gaslog with counterparty Nordea, Settlement in January - March 2023 | EUR
Forward foreign exchange contracts
Trade date	October 2022
Number of Contracts				3	3
Settlement Date	January - March 2023
Notional amount | €				€ 3,000
Gaslog with counterparty Nordea, Settlement in January - March 2023 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				0.9924	0.9924
Gaslog with counterparty Nordea, Settlement in January - March 2023 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | € / $				0.9967	0.9967
GasLog with counterparty SCB, Settlement in January - September 2023 | EUR
Forward foreign exchange contracts
Trade date	October 2022
Number of Contracts				9	9
Settlement Date	January - September 2023
Fixed Exchange Rate | € / $				1.0016	1.0016
Notional amount | €				€ 4,500
GasLog with counterparty DNB, settlement in July - December 2023 | EUR
Forward foreign exchange contracts
Trade date	December 2022
Number of Contracts				6	6
Settlement Date	July - December 2023
Fixed Exchange Rate | € / $				1.0950	1.0950
Notional amount | €				€ 6,000
GasLog with Counterparty ABN, Settlement in February 2023 | SGD
Forward foreign exchange contracts
Trade date	June 2022
Number of Contracts				1	1
Settlement Date	February 2023
Fixed Exchange Rate | $ / $				1.3845	1.3845
Notional amount | $					$ 2,500
GasLog with counterparty Citibank Europe PLC UK, Settlement in February 2023 | SGD
Forward foreign exchange contracts
Trade date	June 2022
Number of Contracts				1	1
Settlement Date	February 2023
Fixed Exchange Rate | $ / $				1.3846	1.3846
Notional amount | $					$ 2,500
Gaslog With Counterparty Goldman Sachs Bank Europe SE, Settlement In February 2023 | SGD
Forward foreign exchange contracts
Trade date	June 2022
Number of Contracts				1	1
Settlement Date	February 2023
Fixed Exchange Rate | $ / $				1.3768	1.3768
Notional amount | $					$ 2,500
GasLog with counterparty OCBC, Settlement In February 2023 | SGD
Forward foreign exchange contracts
Trade date	June 2022
Number of Contracts				1	1
Settlement Date	February 2023
Fixed Exchange Rate | $ / $				1.3852	1.3852
Notional amount | $					$ 2,500
Gaslog With Counterparty Citibank Europe PLC UK, Trade In July 2022 And Settlement In February 2023 | SGD
Forward foreign exchange contracts
Trade date	July 2022
Number of Contracts				1	1
Settlement Date	February 2023
Fixed Exchange Rate | $ / $				1.3997	1.3997
Notional amount | $					$ 5,000
GasLog with counterparty ING Bank N.V., Settlement in June 2023 | SGD
Forward foreign exchange contracts
Trade date	July 2022
Number of Contracts				1	1
Settlement Date	June 2023
Fixed Exchange Rate | $ / $				1.3991	1.3991
Notional amount | $					$ 2,000
GasLog with counterparty ING Bank N.V., Settlement In February - June 2023 | SGD
Forward foreign exchange contracts
Trade date	October 2022
Number of Contracts				2	2
Settlement Date	February - June 2023
Notional amount | $					$ 10,000
GasLog with counterparty ING Bank N.V., Settlement In February - June 2023 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $				1.4306	1.4306
GasLog with counterparty ING Bank N.V., Settlement In February - June 2023 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $				1.4355	1.4355
GasLog with counterparty Societe Generale/Paris, Settlement In February - June 2023 | SGD
Forward foreign exchange contracts
Trade date	October 2022
Number of Contracts				2	2
Settlement Date	February - June 2023
Notional amount | $					$ 5,000
GasLog with counterparty Societe Generale/Paris, Settlement In February - June 2023 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $				1.4286	1.4286
GasLog with counterparty Societe Generale/Paris, Settlement In February - June 2023 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $				1.4329	1.4329
GasLog with counterparty SCB, Settlement In February 2023 | SGD
Forward foreign exchange contracts
Trade date	October 2022
Number of Contracts				1	1
Settlement Date	February 2023
Fixed Exchange Rate | $ / $				1.4335	1.4335
Notional amount | $					$ 2,500
GasLog with counterparty OCBC, Settlement In June-July 2023 | SGD
Forward foreign exchange contracts
Trade date	November 2022
Number of Contracts				2	2
Settlement Date	June - July 2023
Notional amount | $					$ 5,000
GasLog with counterparty OCBC, Settlement In June-July 2023 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $				1.3705	1.3705
GasLog with counterparty OCBC, Settlement In June-July 2023 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $				1.3717	1.3717